Income and expenses - Contract balances (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract Balances [Line Items]
Trade receivables, included in 'trade and other receivables'	€ 42,814	€ 32,346
Contract assets / Contracts in progress	495	749
Contract liabilities / deferred income/advances received on contracts	€ 39,324	€ 34,797